Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets, Valuation Allowance, Total	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 401